Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Biodexa Australia PTY Limited 1 [member]
IfrsStatementLineItems [Line Items]
Name	Biodexa Australia PTY Limited
Registered office	c/o Prime Accounting & Business Advisory, HWT Towel Level 17, 40 City Road, Southbank, VIC, 3006, Australia
Nature of Operation	Trading company
Biodexa Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Name	Biodexa Limited
Registered office	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Nature of Operation	Trading company
Biodexa Ireland Limited [Member]
IfrsStatementLineItems [Line Items]
Name	Biodexa Ireland Limited
Registered office	First Floor, Riverside Two, 43-49 Sir John Rogerson's Quay, Dublin 2, Ireland, C02 KV60
Nature of Operation	Trading company
Biodexa Pharmaceuticals Wales Limited Formerly Midatech Pharma Wales Limited [Member]
IfrsStatementLineItems [Line Items]
Name	Biodexa Pharmaceuticals (Wales) Limited
Registered office	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Nature of Operation	Trading company
Biodexa US, Inc [Member]
IfrsStatementLineItems [Line Items]
Name	Biodexa US, Inc
Registered office	16601 Blanco Rd, Suite 120, San Antonio, Texas, 78232
Nature of Operation	Trading company
Haaland UK Limited [member]
IfrsStatementLineItems [Line Items]
Name	Haaland UK Limited
Registered office	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Nature of Operation	Dormant
PharMida AG 1 [Member]
IfrsStatementLineItems [Line Items]
Name	PharMida AG	[1],[2]
Registered office	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	[1],[2]
Nature of Operation	Dormant	[1],[2]

[1]	PharMida AG became dormant in January 2016. Proceedings to wind up the company commenced in 2025.
[2]	Wholly owned subsidiary of Biodexa Limited.